Net financial expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest income and other financial income	€ 261	€ 249	€ 220
Financial expenses:
Interest expense and other financial expenses:	784	929	1,084
Interest expense on notes	370	422	568
Interest expense on borrowings from bank	181	259	350
Other interest cost and financial expenses	233	248	166
Interest expense on lease liabilities	88	0	0
Write-down of financial assets	21	6	21
Losses on disposal of securities	2	6	5
Net interest expense on employee benefits provisions	298	276	304
Total Financial expenses	1,193	1,217	1,414
Net expenses from derivative financial instruments and exchange rate differences	73	88	151
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,266	1,305	1,565
Net Financial expenses	€ 1,005	€ 1,056	€ 1,345